Balance Sheet Information (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Condensed Consolidating Balance Sheets [Line Items]
Accounts payable	$ 7,084	$ 5,700
Accrued expenses	5,717	5,659
Accrued vacation, salaries and wages	3,813	4,420
Interest payable	1,463	1,529
Taxes payable	1,516	2,054
Total accounts payable and accrued liabilities	19,593	19,362
Advance billings and customer deposits	2,914	2,969
Dividends payable	2,375	2,323
Other	2,789	3,446
Total other current liabilities	$ 8,078	$ 8,738